Unpaid Claims (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Unpaid Claims [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense [Table Text Block]
Claims liabilities - The changes in the provision for unpaid claims, net of amounts recoverable from reinsurers, for the three and nine month periods ended September 30, 2013 and September 30, 2012 were as follows (all amounts in '000s):

	Three Month Periods Ended		Nine Month Periods Ended
	September 30, 2013	September 30, 2012	September 30, 2013	September 30, 2012
Unpaid claims, beginning of period	$105,221	$77,350	$70,067	$91,643
Less: reinsurance recoverable	14,480	8,153	5,680	7,825
Net beginning unpaid claims reserves	90,741	69,197	64,387	83,818
Fair value of net loss reserves acquired from Gateway	—	—	29,857	—

Incurred related to:
Current year	11,392	6,976	32,591	18,141
Prior years	7	189	26	336
	11,399	7,165	32,617	18,477
Paid related to:
Current year	3,811	2,302	8,343	6,224
Prior years	8,978	7,082	29,167	29,093
	12,789	9,384	37,510	35,317

Net unpaid claims, end of period	89,351	66,978	89,351	66,978
Add: reinsurance recoverable	14,695	6,596	14,695	6,596
Unpaid claims, end of period	$104,046	$73,574	$104,046	$73,574

Claims liabilities - The changes in the provision for unpaid claims, net of amounts recoverable from reinsurers, for the years ended December 31, 2012 and December 31, 2011 were as follows (all amounts in '000s):

	2012	2011
Unpaid claims, beginning of period	$91,643	$132,579
Less: reinsurance recoverable	7,825	6,477
Net beginning unpaid claims reserves	83,818	126,102
Incurred related to:
Current year	26,329	27,303
Prior years	216	1,691
	26,545	28,994
Paid related to:
Current year	8,925	12,715
Prior years	37,051	58,563
	45,976	71,278

Net unpaid claims, end of period	64,387	83,818
Add: reinsurance recoverable	5,680	7,825
Unpaid claims, end of period	$70,067	$91,643